OLD MUTUAL GLOBAL SHARES TRUST

GlobalShares FTSE All-World Fund
GlobalShares FTSE Emerging Markets Fund
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund
GlobalShares FTSE All-World ex US Fund
GlobalShares FTSE Developed Countries ex US Fund

Supplement to the currently effective Prospectus for the above listed Funds:

The shares of the following Fund are currently offered for purchase:

GlobalShares FTSE Emerging Markets Fund

The shares of the following Funds are not offered for purchase at this time:

GlobalShares FTSE All-World Fund

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

Old Mutual Global Shares Trust
10 High Street, Suite 302
Boston, Massachusetts  02110

Please Retain This Supplement for Future Reference

December 7, 2009